Fair Value Measurements (Reconciliation of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended				6 Months Ended
		Sep. 30, 2017		Sep. 30, 2016		Sep. 30, 2017		Sep. 30, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance						¥ 179,666
Beginning Balance								¥ 795,001
Gains or losses (realized/ unrealized), included in earnings	[1]							16,545
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]							0
Gains or losses (realized/ unrealized), total								16,545
Purchases	[3]							0
Sales								0
Settlements	[4]							(63,022)
Transfers in and/or out of Level 3 (net)	[5]							0
Ending Balance		¥ 187,953				187,953
Ending Balance				¥ 715,434				715,434
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]							16,545
Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		57,628				63,953
Gains or losses (realized/ unrealized), included in earnings	[1]	33				61
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	752				1,105
Gains or losses (realized/ unrealized), total		785				1,166
Purchases	[3]	35,884				41,122
Sales		(14,226)				(21,646)
Settlements	[4]	(1,609)				(6,133)
Transfers in and/or out of Level 3 (net)	[5]	0				0
Ending Balance		78,462				78,462
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	59				55
Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		18,070		45,217		22,116		37,855
Gains or losses (realized/ unrealized), included in earnings	[1]	(3,802)		(9,633)		(8,908)		(4,270)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0		0		0		0
Gains or losses (realized/ unrealized), total		(3,802)		(9,633)		(8,908)		(4,270)
Purchases	[3]	1,405		2,135		3,016		4,453
Sales		0		0		0		0
Settlements		(431)	[4]	(165)	[4]	(982)	[4]	(484)	[5]
Transfers in and/or out of Level 3 (net)	[5]	0		0		0		0
Ending Balance		15,242		37,554		15,242		37,554
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(3,802)		(9,634)		(8,908)		(4,271)
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[6]	557,914		750,915		605,520
Gains or losses (realized/ unrealized), included in earnings	[1],[6]	(7,060)		1,908		(15,898)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2],[6]	0		0		0
Gains or losses (realized/ unrealized), total	[6]	(7,060)		1,908		(15,898)
Purchases	[3],[6]	0		0		0
Sales	[6]	0		0		0
Settlements	[4],[6]	(47,955)		(33,573)		(104,399)
Transfers in and/or out of Level 3 (net)	[5],[6]	0		0		0
Ending Balance	[6]	517,019		715,434		517,019		715,434
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[6]	(7,060)		1,908		(15,898)
Reinsurance Recoverable | Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		18,070	[7]	45,217	[7]	22,116	[7]	37,855
Gains or losses (realized/ unrealized), included in earnings	[1]	(3,802)	[7]	(9,633)	[7]	(8,908)	[7]	(4,270)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0	[7]	0	[7]	0	[7]	0
Gains or losses (realized/ unrealized), total		(3,802)	[7]	(9,633)	[7]	(8,908)	[7]	(4,270)
Purchases	[3]	1,405	[7]	2,135	[7]	3,016	[7]	4,453
Sales		0	[7]	0	[7]	0	[7]	0
Settlements		(431)	[4],[7]	(165)	[4],[7]	(982)	[4],[7]	(484)	[5]
Transfers in and/or out of Level 3 (net)	[5]	0	[7]	0	[7]	0	[7]	0
Ending Balance	[7]	15,242		37,554		15,242		37,554
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(3,802)	[7]	(9,634)	[7]	(8,908)	[7]	(4,271)
Insurance Contract, Rights and Obligations
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		557,914		750,915		605,520
Gains or losses (realized/ unrealized), included in earnings	[1]	(7,060)		1,908		(15,898)
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0		0		0
Gains or losses (realized/ unrealized), total		(7,060)		1,908		(15,898)
Purchases	[3]	0		0		0
Sales		0		0		0
Settlements	[4]	(47,955)		(33,573)		(104,399)
Transfers in and/or out of Level 3 (net)	[5]	0		0		0
Ending Balance		517,019		715,434		517,019		715,434
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(7,060)		1,908		(15,898)
Available-for-sale securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		117,169		96,760		124,516		99,522
Gains or losses (realized/ unrealized), included in earnings	[1]	1,668		36		1,696		223
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	(133)		2,518		895		(3,320)
Gains or losses (realized/ unrealized), total		1,535		2,554		2,591		(3,097)
Purchases	[3]	37,399		11,700		44,545		21,082
Sales		(16,347)		0		(25,114)		(1,666)
Settlements		(7,966)	[4]	(5,327)	[4]	(14,748)	[4]	(10,154)	[5]
Transfers in and/or out of Level 3 (net)	[5]	0		0		0		0
Ending Balance		131,790		105,687		131,790		105,687
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	124		43		120		59
Available-for-sale securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		2,069		505		1,618		5
Gains or losses (realized/ unrealized), included in earnings	[1]	0		0		0		0
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	4		2		5		2
Gains or losses (realized/ unrealized), total		4		2		5		2
Purchases	[3]	900		1,000		1,400		1,500
Sales		0		0		0		0
Settlements		(188)	[4]	0	[4]	(238)	[4]	0	[5]
Transfers in and/or out of Level 3 (net)	[5]	0		0		0		0
Ending Balance		2,785		1,507		2,785		1,507
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0		0		0		0
Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		1,016		2,178		1,087		3,461
Gains or losses (realized/ unrealized), included in earnings	[1]	5		0		5		1
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	(1)		(11)		(2)		(18)
Gains or losses (realized/ unrealized), total		4		(11)		3		(17)
Purchases	[3]	0		0		0		0
Sales		0		0		0		(1,200)
Settlements		(57)	[4]	(906)	[4]	(127)	[4]	(983)	[5]
Transfers in and/or out of Level 3 (net)	[5]	0		0		0		0
Ending Balance		963		1,261		963		1,261
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	5		1		5		1
Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		56,456		41,537		57,858		38,493
Gains or losses (realized/ unrealized), included in earnings	[1]	1,630		19		1,630		178
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	(888)		(304)		(213)		(3,990)
Gains or losses (realized/ unrealized), total		742		(285)		1,417		(3,812)
Purchases	[3]	615		9,523		2,023		16,913
Sales		(2,121)		0		(3,468)		(466)
Settlements		(6,112)	[4]	(1,987)	[4]	(8,250)	[4]	(2,340)	[5]
Transfers in and/or out of Level 3 (net)	[5]	0		0		0		0
Ending Balance		49,580		48,788		49,580		48,788
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	60		18		60		14
Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance				52,540				57,563
Gains or losses (realized/ unrealized), included in earnings	[1]			17				44
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]			2,831				686
Gains or losses (realized/ unrealized), total				2,848				730
Purchases	[3]			1,177				2,669
Sales				0				0
Settlements				(2,434)	[4]			(6,831)	[5]
Transfers in and/or out of Level 3 (net)	[5]			0				0
Ending Balance				54,131				54,131
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]			24				44
Other securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		26,457		16,296		27,801		17,751
Gains or losses (realized/ unrealized), included in earnings	[1]	1,886		523		1,881		851
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	(21)		(338)		368		(1,876)
Gains or losses (realized/ unrealized), total		1,865		185		2,249		(1,025)
Purchases	[3]	12,423		209		13,796		288
Sales		(5,094)		(1,369)		(8,195)		(1,693)
Settlements		0	[4]	0	[4]	0	[4]	0	[5]
Transfers in and/or out of Level 3 (net)	[5]	0		0		0		0
Ending Balance		35,651		15,321		35,651		15,321
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	1,886		511		1,881		839
Other securities | Investment funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		26,457				27,801		17,751
Gains or losses (realized/ unrealized), included in earnings	[1]	1,886				1,881		851
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	(21)				368		(1,876)
Gains or losses (realized/ unrealized), total		1,865				2,249		(1,025)
Purchases	[3]	12,423				13,796		288
Sales		(5,094)				(8,195)		(1,693)
Settlements		0	[4]			0	[4]	0	[5]
Transfers in and/or out of Level 3 (net)	[5]	0				0		0
Ending Balance		35,651		15,321		35,651		15,321
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	1,886				1,881		839
Derivative Financial Instruments, Assets and Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		3,961		9,687		5,233		8,208
Gains or losses (realized/ unrealized), included in earnings	[1]	(790)		(458)		(1,920)		133
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0		0		0		0
Gains or losses (realized/ unrealized), total		(790)		(458)		(1,920)		133
Purchases	[3]	2,108		848		3,372		2,493
Sales		0		0		0		0
Settlements		(9)	[4]	(204)	[4]	(1,415)	[4]	(961)	[5]
Transfers in and/or out of Level 3 (net)	[5]	0		0		0		0
Ending Balance		5,270		9,873		5,270		9,873
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(790)		(458)		(1,920)		133
Derivative Financial Instruments, Assets and Liabilities | Options held/written and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		3,961				5,233		8,208
Gains or losses (realized/ unrealized), included in earnings	[1]	(790)				(1,920)		133
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]	0				0		0
Gains or losses (realized/ unrealized), total		(790)				(1,920)		133
Purchases	[3]	2,108				3,372		2,493
Sales		0				0		0
Settlements		(9)	[4]			(1,415)	[4]	(961)	[5]
Transfers in and/or out of Level 3 (net)	[5]	0				0		0
Ending Balance		5,270		¥ 9,873		5,270		9,873
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	¥ (790)				¥ (1,920)		¥ 133

[1]	Principally, gains and losses from available-for-sale securities are included in "Gains on investment securities and dividends", "Write-downs of securities" or "Life insurance premiums and related investment income"; other securities are included in "Gains on investment securities and dividends" and derivative assets and liabilities (net) are included in "Other (income) and expense, net," respectively. Additionally, for available-for-sale securities, amortization of interest recognized in finance revenues is included in these columns.
[2]	Unrealized gains and losses from available-for-sale securities are included in "Net change of unrealized gains (losses) on investment in securities" and "Net change of foreign currency translation adjustments." Additionally, unrealized gains and losses from other securities are included mainly in "Net change of foreign currency translation adjustments."
[3]	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
[4]	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.
[5]	The amount reported in "Transfers in and/or out of Level 3 (net)" is the fair value at the beginning of quarter during which the transfers occur.
[6]	"Included in earnings" in the above table is recorded in "Life insurance costs" and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.
[7]	"Included in earnings" in the above table includes changes in the fair value of reinsurance contracts recorded in "Life insurance costs" and reinsurance premiums, net of reinsurance benefits received, recorded in "Life insurance premiums and related investment income."